Vanguard Dividend Growth Fund
Supplement Dated July 1, 2022, to the Prospectus and Summary Prospectus Dated May 27, 2022
Important Changes to Vanguard Dividend Growth Fund

Effective immediately, Peter C. Fisher has been added as a co-portfolio manager of Vanguard Dividend Growth Fund (the Fund). He joins Donald J. Kilbride, who will continue as a co-portfolio manager of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the Fund Summary section:
Peter C. Fisher, Senior Managing Director and Equity Portfolio Manager of Wellington Management. He has co-managed a portion of the Fund since July 2022.
Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the More on the Fund section:
Peter C. Fisher, Senior Managing Director and Equity Portfolio Manager of Wellington Management. He has worked in investment management since 2000, has been with Wellington Management since 2005, has managed investment portfolios since 2013, and has co-managed a portion of the Fund since July 2022. Education: B.A., Davidson College; M.B.A., University of Chicago.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 057B 072022

Vanguard Specialized Funds

Supplement Dated July 1, 2022, to the Statement of Additional Information Dated May 27, 2022
Important Changes to Vanguard Dividend Growth Fund
Effective immediately, Peter C. Fisher has been added as a co-portfolio manager of Vanguard Dividend Growth Fund (the Fund). He joins Donald J. Kilbride, who will continue as a co-portfolio manager of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added under the sub-heading “1. Other Accounts Managed” on page B-48:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Peter C. Fisher[1]	Registered investment companies[2]	7	$57.7B	1	$53.2B
	Other pooled investment vehicles	5	$599M	1	$66M
	Other accounts	5	$520M	1	$42M
1 Mr. Fisher began co-managing Vanguard Dividend Growth Fund on July 1, 2022. Information provided as of May 31, 2022.
2 Includes Vanguard Dividend Growth Fund, which held assets of $53.2 billion as of May 31, 2022.
Within the same section, the following is added under the sub-heading “4. Ownership of Securities” on page B-50:
As of May 31, 2022, Mr. Fisher owned shares of Vanguard Dividend Growth Fund in an amount exceeding $1 million.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 051B 072022